6. OTHER FINANCING RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Financing Receivables Net Details
Other financing receivables	$ 316,247	$ 242,543
Less: Provision for credit losses	(20,810)	(7,194)
Other financing receivables, net	$ 295,437	$ 235,349